Research and Product Development Expenses	12 Months Ended
Dec. 31, 2017
Research and Product Development Expenses [abstract]
Research and Product Development Expenses

Note 21 – Research and Product Development Expenses

Research and product development expenses are recorded net of non-repayable third party program funding received or receivable. For the years ended December 31, 2017 and 2016, research and product development expenses and non-repayable program funding, which have been received or receivable, are as follows:

Year ended December 31,	2017	2016
Research and product development expenses	$8,812	$8,247
Government research and product development funding	(2,436)	(4,671)
Total	$6,376	$3,576